Intangible Assets and Non-financial Assets Impairment - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	₩ 136,372	₩ 29,488	₩ 79,593
Display CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage Increase In Discount Rate	0.28%
Percentage Decrease In Terminal Growth Rate	0.31%
Amount by which units recoverable amount exceeds its carrying amount	₩ 365,774
Impairment losses	₩ 1,236,563
Display Large OLED CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage Increase In Discount Rate	0.50%
Percentage of decrease in discount rate value in use	(8.80%)
Percentage of decrease in terminal growth rate value in use	(6.70%)
Percentage Decrease In Terminal Growth Rate	0.50%
Decreased Amount Of Value In Use	₩ 262,590
Decreased amount of value in use by changing of terminal growth rate	201,256
Amount by which units recoverable amount exceeds its carrying amount	2,999,393
Impairment losses	₩ 1,330,529